Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Amounts due to related parties	¥ 323,400		¥ 323,400
Income tax payable	57,831
Long-term loans and borrowings	3,925,000
Operating lease liabilities-current	3,866,910
Amounts due to Affected Entity	21,225,707		288,261,447
Amounts due to Affected Entity, non-current	194,552,414
Long-term loans and borrowings, non-current	1,606,250
Operating lease liabilities, non-current	¥ 3,558,380
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized (in Shares) | shares	500,000,000	500,000,000	500,000,000
Ordinary shares, issued (in Shares) | shares	66,667,000	66,667,000	66,667,000
Ordinary shares, outstanding (in Shares) | shares	66,667,000	66,667,000	66,667,000
Variable Interest Entity, Primary Beneficiary
Short-term borrowings	¥ 67,500,000		¥ 77,000,000
Accounts payable	960,213		741,169
Deferred revenue	8,640,036		1,204,033
Salary and welfare payable	3,310,211		2,007,834
Amounts due to related parties	323,400		323,400
Tax payable	842,274		628,081
Accrued liabilities and other current liabilities	¥ 17,694,499		¥ 16,708,810